Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of DSUs outstanding (Detail)	12 Months Ended
Dec. 31, 2020 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Issued in Leagold Acquisition	5,728,647
Deferred share units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Issued in Leagold Acquisition	319,286
Granted	8,266
Redeemed	(202,115)
Outstanding	125,437